Concentrations Of Credit Risk	12 Months Ended
Dec. 31, 2011
Concentrations Of Credit Risk [Abstract]
Concentrations Of Credit Risk

NOTE 9 - CONCENTRATIONS OF CREDIT RISK

Most of the affiliate Bank's loans and commitments have been granted to customers in the Bank's primary market area of Northern and Central West Virginia, Eastern Ohio, and Southwestern Pennsylvania. In the normal course of business, however, the Bank has purchased participations and originated loans outside of its primary market area. The aggregate loan balances outstanding in any one geographic area, other than the Bank's primary lending areas, do not exceed 10 percent of total loans. Concentrations of credit are measured by categorizing loans by the North American Industry Classification codes. Loans equal to or exceeding 25% of Tier I Capital are considered concentrations of credit. At December 31, 2011 concentrations of credit were as follows:

	Amount	Percent of Tier 1 Capital
Lessors of Nonresidential Buildings	$11,089,653	37.7%

Lessors of Residential Buildings and Dwellings	$10,816,848	36.8%

General Government Support	$9,598,973	32.6%